Document And Entity Information	Sep. 08, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 08, 2026
Entity Registrant Name	BENCHMARK ELECTRONICS, INC.
Entity Central Index Key	0000863436
Entity Emerging Growth Company	false
Entity File Number	001-10560
Entity Incorporation, State or Country Code	TX
Entity Tax Identification Number	74-2211011
Entity Address, Address Line One	56 South Rockford Drive
Entity Address, City or Town	Tempe
Entity Address, State or Province	AZ
Entity Address, Postal Zip Code	85288
City Area Code	(623)
Local Phone Number	300-7000
Entity Information, Former Legal or Registered Name	Not Applicable
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.10 per share
Trading Symbol	BHE
Security Exchange Name	NYSE